Financing Expenses, Net (Details) - Schedule of Financing Expenses, Net - Financing Expenses, Net [member] - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financing Expenses, Net (Details) - Schedule of Financing Expenses, Net [Line Items]
Income on bank deposits, investments and others		₪ (1)	₪ (2)
Gain from debt restructuring (see Note 15)	(191)
Change in fair value of financial assets measured at fair value through profit or loss		(27)	(7)
Income in respect of credit in sales, net of discount	(29)	(30)	(35)
Linkage and exchange rate differences, net
Other finance income	(46)	(31)	(25)
Total financing income	(266)	(89)	(69)
Interest expenses on financial liabilities	458	472	445
Linkage and exchange rate differences, net	46	64	48
Costs of early repayment of loans and debentures	93
Change in contingent consideration in a business combination		43	(14)
Change in fair value of financial assets measured at fair value through profit or loss	9		39
Financing expenses on employee benefits, net	89	9	35
Financing expenses on lease liabilities	29	26
Other financing expenses	14	6	33
Total financing expenses	738	620	586
Financing expense, net	₪ 472	₪ 531	₪ 517